Related party disclosure (Detail 16) - CHF (SFr) shares in Thousands, SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	905	2,427
UBS debt instruments (par values)	SFr 2	SFr 0
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,897	1,618
UBS debt instruments (par values)	SFr 4	SFr 0
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	16,370	18,363
Fair value	SFr 293	SFr 293
UBS AG
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	905	2,427
UBS AG debt instruments (par values)	SFr 2	SFr 0
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,897	1,618
UBS AG debt instruments (par values)	SFr 4	SFr 0
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	16,370	18,363
Fair value	SFr 293	SFr 293